Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance at the beginning			¥ 10,236
Impairment related to Newsky Wisdom	¥ 0	¥ 0	¥ (10,236)